Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (20,291)	$ (39,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	82	533
Stock-based compensation	1,278	3,086
Non-cash lease expense	409	528
Loss on impairment of goodwill	3,058	12,624
Loss on impairment of intangible assets	0	6,820
Loss on sale and disposal of property and equipment	12	19
Deferred income tax benefit	0	(1,367)
Unrealized gain on foreign exchange rate changes	(3)	(710)
Changes in assets and liabilities:
Prepaid expenses and other current assets	923	1,076
Accounts payable	560	(444)
Accrued expenses	66	(1,838)
Operating lease liabilities	(431)	(571)
Other current liabilities	900	0
Net cash used in operating activities	(13,437)	(19,452)
Cash flows from investing activities:
Proceeds from sale of property and equipment	0	210
Purchase of property and equipment	(15)	(13)
Net cash (used in) provided by investing activities	(15)	197
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of issuance costs	10,794	0
Proceeds from exercise of common stock warrants, net of expenses	843	0
Proceeds from ATM Program, net of issuance costs	755	4,253
Principal payments on loans payable	(797)	(1,174)
Net cash provided by financing activities	11,595	3,079
Net decrease in cash, cash equivalents, and restricted cash	(1,857)	(16,176)
Cash, cash equivalents, and restricted cash - beginning of year	6,326	22,502
Cash, cash equivalents, and restricted cash - end of year	4,469	6,326
Supplementary disclosure of non-cash activity:
Prepayment of insurance through third-party financing	778	1,132
January 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	1,238	0
February 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	$ 274	$ 0